Label	Element	Value
TIAA-CREF International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF International Equity Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2017, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in securities of its benchmark index, the Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index (the “MSCI EAFE Index”). The MSCI EAFE Index measures stock performance in certain countries outside North America. The Fund buys most, but not necessarily all, of the stocks included in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track various foreign equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity securities its investment adviser, Teachers Advisors, LLC (“Advisors”), has selected to track a designated stock market index.

Because the return of an index is not reduced by investment and other operating expenses, the Fund’s ability to match the returns of the MSCI EAFE Index is negatively affected by the costs of buying and selling securities as well as the Fund’s fees and other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval. The portfolio management team of Advisors will attempt to build a portfolio that generally matches the market weighted investment characteristics of the Fund’s benchmark index.

Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Advisor, Premier and Retirement classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. Class W does not have a full year of performance and is not included in the table.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)† International Equity Index Fund
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2018, was -2.48%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 25.38%, for the quarter ended June 30, 2009. Worst quarter: -19.99%, for the quarter ended September 30, 2011.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2018, was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.48%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.99%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the benchmark index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class, and after-tax returns for other classes will vary
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2017
TIAA-CREF International Equity Index Fund | MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.94%
TIAA-CREF International Equity Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.04%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.06%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 6
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	19
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	34
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 77
Annual Return 2008	rr_AnnualReturn2008	(42.17%)
Annual Return 2009	rr_AnnualReturn2009	29.59%
Annual Return 2010	rr_AnnualReturn2010	7.63%
Annual Return 2011	rr_AnnualReturn2011	(12.09%)
Annual Return 2012	rr_AnnualReturn2012	19.09%
Annual Return 2013	rr_AnnualReturn2013	21.96%
Annual Return 2014	rr_AnnualReturn2014	(5.51%)
Annual Return 2015	rr_AnnualReturn2015	(0.49%)
Annual Return 2016	rr_AnnualReturn2016	1.22%
Annual Return 2017	rr_AnnualReturn2017	25.32%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2002
TIAA-CREF International Equity Index Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.44%
TIAA-CREF International Equity Index Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.53%
TIAA-CREF International Equity Index Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.04%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.20%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	64
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 255
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.75%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.06%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2015
TIAA-CREF International Equity Index Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.04%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.21%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 22
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	68
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	118
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 268
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.95%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
TIAA-CREF International Equity Index Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.04%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.31%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 32
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	100
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	174
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 393
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2002
TIAA-CREF International Equity Index Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.04%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.02%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.06%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	none
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimate is for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	none
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	none
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	none
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class W does not have a full year of performance and is not included in the table.

[1]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.15% of average daily net assets for Institutional Class shares; (ii) 0.30% of average daily net assets for Advisor Class shares; (iii) 0.30% of average daily net assets for Premier Class shares; and (iv) 0.40% of average daily net assets for Retirement Class shares; and (v) 0.15% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2019, with respect to Class W shares, and February 28, 2019, with respect to all other share classes, unless changed with approval of the Board of Trustees. Additionally, pursuant to a Shareholder Servicing Plan with respect to Advisor Class shares, payments to financial intermediaries under the Shareholder Servicing Plan are subject to maximum rates and Teachers Advisors, LLC has agreed to reimburse the Fund if total Advisor Class expenses (subject to certain exclusions) exceed certain specified amounts. Because of the Shareholder Servicing Plan, Total annual Fund operating expenses after fee waiver and/or expense reimbursement for Advisor Class shares will be less than the expense limitation. The Shareholder Servicing Plan has no termination date and may only be changed with approval of the Board of Trustees.
[2]	The performance shown for the Advisor and Premier classes that is prior to their inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Advisor and Premier classes. If those expenses had been reflected, the performance would have been lower.
[3]	Estimate is for the current fiscal year.
[4]	Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W's Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.